Notes Payable and Note Payable - Related Party (Details Narative) - USD ($)			12 Months Ended
	May 15, 2018	Apr. 26, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 04, 2018
Notes payable				$ 275,000
Debt bear interest percentage				15.00%
Interest expense			305,452	$ 172,800
Proceeds from notes payable				$ 275,000
Debt principal amount					$ 10,000
Common stock issued in connection with May Bridge Notes			228,966
Debt maturity date				Sep. 15, 2017
Common stock issued upon exchange of related party notes payable and interest			150,553
Two Promissory Notes [Member]
Notes payable				$ 275,000
Debt bear interest percentage				10.00%
Interest expense			958	$ 1,188
May Notes [Member]
Interest expense			4,911
Proceeds from notes payable	$ 722,500
Debt principal amount	850,000
Common stock issued in connection with May Bridge Notes	55,000		$ 228,966
Debt net of commissions amount	27,500
Original issue discount	$ 100,000
May Notes [Member] | Minimum [Member]
Debt bear interest percentage			0.00%
May Notes [Member] | Maximum [Member]
Debt bear interest percentage			10.00%
Related Party Note [Member]
Debt bear interest percentage			6.00%
Interest expense			$ 4,078	$ 21,283
Debt maturity date			May 10, 2018
Debt conversion price per share		$ 4.30
Common stock issued upon exchange of related party notes payable and interest		$ 150,553
Debt conversion of convertible debt		35,012